Consolidated Statements of Financial Position - BRL (R$) R$ in Thousands		Dec. 31, 2017	Dec. 31, 2016
Assets
Cash and balances with banks		R$ 81,742,951	R$ 72,554,651
Financial assets held for trading		241,710,041	213,139,846
Financial assets available for sale		159,412,722	113,118,554
Investments held to maturity		39,006,118	43,002,028
Financial assets pledged as collateral		183,975,173	155,286,577
Loans and advances to banks, net of impairment	[1]	32,247,724	94,838,136
Loans and advances to customers, net of impairment	[1]	346,758,099	367,303,034
Non-current assets held for sale		1,520,973	1,578,966
Investment book value		8,257,384	7,002,778
Property and equipment, net of accumulated depreciation		8,432,475	8,397,116
Intangible assets and goodwill, net of accumulated amortization		16,179,307	15,797,526
Taxes to be offset		10,524,575	7,723,211
Deferred income tax assets		43,731,911	45,116,863
Other assets		50,853,987	47,170,370
Total assets		1,224,353,440	1,192,029,656
Liabilities
Deposits from banks		285,957,468	301,662,682
Deposits from customers		262,008,445	232,747,929
Financial liabilities held for trading		14,274,999	13,435,678
Funds from issuance of securities		135,174,090	151,101,938
Balance		50,179,401	52,611,064
Total technical provisions	[2]	239,089,590	215,840,000
Other provisions		18,490,727	18,292,409
Current income tax liabilities		2,416,345	2,130,286
Deferred income tax liabilities		1,251,847	1,762,948
Other liabilities		97,816,824	96,965,515
Total liabilities		1,106,659,736	1,086,550,449
Shareholders' equity
Capital		59,100,000	51,100,000
Treasury shares		(440,514)	(440,514)
Capital reserves		35,973	35,973
Profit reserves		49,481,227	50,027,816
Additional paid-in capital		70,496	70,496
Other comprehensive income		1,817,659	(398,708)
Retained earnings		7,338,990	4,907,381
Equity attributable to controlling shareholders		117,403,831	105,302,444
Non-controlling interest		289,873	176,763
Total equity		117,693,704	105,479,207
Total liabilities and equity		R$ 1,224,353,440	R$ 1,192,029,656

[1]	Amounts of loans and receivables are presented net of the provision for impairment losses.
[2]	Demand and savings deposits and Technical provisions for insurance and pension plans comprising VGBL and PGBL products are classified as up to 30 days, without considering average historical turnover; and